Cover	Jan. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2025
Entity File Number	001-40822
Entity Registrant Name	REMITLY GLOBAL, INC.
Entity Central Index Key	0001782170
Entity Tax Identification Number	83-2301143
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Third Avenue
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	888
Local Phone Number	736-4859
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RELY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false